Revaluation (gains) and losses (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Revaluation Gains And Losses [Abstract]
Unrealized exchange (gain) loss	$ 155	$ (296)
Change in fair value due to revaluation of derivative liability	8	570
Realized gain on investment portfolio		(294)
Unrealized loss (gain) on investment portfolio, net	2,249	(100)
Realized gain on other-receivable	(258)
Losses related to property and equipment	272	102
Revaluation (gain) and losses	$ 2,426	$ (18)